Note 14 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Total Carrying Value	Quoted prices in active markets (Level 1)	Significant other o bservable i nputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2016	$12,272,444	$12,272,444	$-	$-
December 31, 2015	$15,116,531	$15,116,531	$-	$-